UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3131

                 ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005  (unaudited)

Company                                                                                 Shares        U.S. $ Value
COMMON STOCKS & OTHER INVESTMENTS-98.9%
Technology-87.1%
Communication Equipment-16.9%
Cisco Systems, Inc.(a)*                                                              2,759,150     $    47,678,112
Corning, Inc.(a)*                                                                    2,015,400          27,711,750
Juniper Networks, Inc.(a)*                                                           4,436,300         100,216,017
Nokia Oyj (Finland)                                                                  3,777,283          60,225,667
O2 Plc (United Kingdom)(a)                                                           7,184,504          16,065,926
QUALCOMM, Inc.                                                                       2,880,700         100,507,623
ZTE Corp. Cl.A(China)                                                                4,833,000          13,856,931
                                                                                                   ----------------
                                                                                                       366,262,026
                                                                                                   ----------------
Communication Services-2.1%
Amdocs, Ltd. (Channel Islands)(a)*                                                     953,100          25,457,301
InPhonic, Inc.(a)*                                                                     920,200          14,189,484
Syniverse Holdings, Inc.(a)                                                            425,300           5,146,130
                                                                                                   ----------------
                                                                                                        44,792,915
                                                                                                   ----------------
Computer Hardware/Storage-10.1%
Apple Computer, Inc.(a)*                                                             1,219,500          43,975,170
Dell, Inc.(a)*                                                                       2,451,650          85,390,970
EMC Corp.(a)                                                                         6,797,534          89,183,646
                                                                                                   ----------------
                                                                                                       218,549,786
                                                                                                   ----------------
Computer Peripherals-2.4%
Network Appliance, Inc.(a)*                                                          1,997,800          53,201,414
                                                                                                   ----------------
Computer Services-5.4%
Alliance Data Systems Corp.(a)*                                                        472,300          19,080,920
Cogent, Inc.(a)*                                                                       396,400           8,919,000
First Data Corp.                                                                       288,300          10,964,049
Fiserv, Inc.(a)*                                                                     1,084,570          45,877,311
Infosys Technologies, Ltd. (ADR) (India)*                                              551,600          32,654,720
                                                                                                   ----------------
                                                                                                       117,496,000
                                                                                                   ----------------
Computer Software-16.2%
McAfee, Inc.(a)                                                                      1,057,600          22,114,416
Mercury Interactive Corp.(a)*                                                          656,100          27,116,613
Microsoft Corp.                                                                      5,285,100         133,713,030
NAVTEQ(a)*                                                                             555,000          20,213,100
Oracle Corp.(a)                                                                      5,548,200          64,137,192
SAP AG (ADR) (Germany)*                                                              1,885,600          74,349,208
Symantec Corp.(a)                                                                      574,100          10,781,598
                                                                                                   ----------------
                                                                                                       352,425,157
                                                                                                   ----------------
Contract Manufacturing-1.3%
Hon Hai Precision Industry Co., Ltd. Citigroup Global Markets
 warrants, expiring 1/17/07 (Taiwan)(a)(b)                                           5,882,117          27,934,174
                                                                                                   ----------------
Electronic Components-2.0%
AU Optronics Corp. (ADR) (Taiwan)*                                                     758,100          12,296,382
LG Philips LCD Co., Ltd. (ADR) (South Korea)(a)*                                     1,368,000          31,669,200
                                                                                                   ----------------
                                                                                                        43,965,582
                                                                                                   ----------------
Internet-6.0%
Google, Inc. Cl.A(a)*                                                                  284,500          62,590,000
Yahoo!, Inc.(a)*                                                                     1,998,200          68,957,882
                                                                                                   ----------------
                                                                                                       131,547,882
                                                                                                   ----------------
Internet Infrastructure-1.3%
Fastweb (Italy)(a)                                                                     351,077          15,762,656
VeriSign, Inc.(a)                                                                      500,300          13,237,938
                                                                                                   ----------------
                                                                                                        29,000,594
                                                                                                   ----------------

Semi-Conductor Capital Equipment-1.0%
FormFactor, Inc.(a)*                                                                   224,800           5,134,432
KLA-Tencor Corp.*                                                                      405,050          15,805,051
                                                                                                   ----------------
                                                                                                        20,939,483
                                                                                                   ----------------
Semi-Conductor Components-15.4%
Broadcom Corp. Cl.A(a)*                                                              1,264,400          37,818,204
Intel Corp.                                                                          3,850,600          90,566,112
Linear Technology Corp.                                                                730,500          26,108,070
Marvell Technology Group, Ltd. (Bermuda)(a)*                                         2,375,400          79,528,392
Samsung Electronics Co., Ltd. (GDR) (South Korea)(b)                                   203,927          45,985,538
Taiwan Semiconductor Manufacturing Co., Ltd. ABN Amro Bank
 warrants, expiring 1/09/06 (Taiwan)(a)(b)                                           8,519,522          14,082,770
Taiwan Semiconductor Manufacturing Co., Ltd. Merril Lynch International & Co.
 warrants, expiring 11/21/05 (Taiwan)(a)                                             5,711,000          11,804,637
United Microelectronics Corp. (ADR) (Taiwan)*                                        8,561,900          27,826,175
                                                                                                   ----------------
                                                                                                       333,719,898
                                                                                                   ----------------
Software-0.6%
Hyperion Solutions Corp.(a)                                                            339,300          13,799,331
                                                                                                   ----------------
Miscellaneous-6.4%
Canon, Inc. (Japan)                                                                    860,800          44,773,117
Hoya Corp. (Japan)                                                                     895,500          93,497,020
                                                                                                   ----------------
                                                                                                       138,270,137
                                                                                                   ----------------
                                                                                                     1,891,904,379
                                                                                                   ----------------
Consumer Services-8.1%
Broadcasting & Cable-4.0%
News Corp. Cl.A                                                                      1,523,500          23,279,080
Time Warner, Inc.(a)*                                                                2,545,100          42,783,131
XM Satellite Radio Holdings, Inc. Cl. A(a)*                                            750,300          20,813,322
                                                                                                   ----------------
                                                                                                        86,875,533
                                                                                                   ----------------
Cellular Communications-4.1%
America Movil S.A. de C.V. (ADR)(Mexico)*                                              897,600          44,565,840
Nextel Communications, Inc. Cl.A(a)                                                    615,100          17,216,649
Vodafone Group Plc (ADR) (United Kingdom)*                                           1,012,773          26,473,886
                                                                                                   ----------------
                                                                                                        88,256,375
                                                                                                   ----------------
                                                                                                       175,131,908
                                                                                                   ----------------
Capital Goods-2.1%
Electrical Equipment-0.6%
Funai Electric Co., Ltd. (Japan)                                                       105,600          11,969,900
                                                                                                   ----------------
Miscellaneous-1.5%
Nitto Denko Corp. (Japan)                                                              607,700          33,139,995
                                                                                                   ----------------
                                                                                                        45,109,895
                                                                                                   ----------------
Utilities-1.6%
Telephone Utility-1.6%
China Telecom Corp., Ltd. Cl. H (China)                                             33,144,000          11,282,375
Sprint Corp.*                                                                        1,077,500          23,985,150
                                                                                                   ----------------
                                                                                                        35,267,525
                                                                                                   ----------------
Total Common Stocks & Other Investments
(cost $1,951,208,657)                                                                                2,147,413,707
                                                                                                   ----------------

                                                                                     Principal
                                                                                        Amount
                                                                                         (000)
SHORT-TERM INVESTMENT-0.9%
Time Deposit-0.9%
State Street Euro Dollar
2.10%, 5/02/05
(cost $20,507,000)                                                                    $ 20,507        $ 20,507,000
                                                                                                   ----------------
Total Investments Before Security Lending
Collateral -99.8%
(cost $1,971,715,657)                                                                                2,167,920,707
                                                                                                   ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-28.6%
Short-Term Investments
Bradford 3.04%, 6/16/05                                                                 75,000          74,597,333
Federal Home Loan Mortgage Corp. 2.93%, 9/09/05                                         25,000          25,000,000
Goldman Sachs 3.10%-3.12%, 7/15/05-12/02/05                                             75,000          75,000,000
Gotham 3.04%, 5/10/05                                                                   16,000          15,983,787
Lexar 3.02%, 5/11/05                                                                    50,000          49,949,666
Morgan Stanley 3.08%, 6/07/05-1/20/06                                                   45,000          45,000,000
Ranger Funding 2.78%, 5/03/05                                                           20,000          19,983,011
Societe Generale 2.75%, 5/03/05                                                         50,000          50,000,000
Steamboat Funding Corp. 3.01%, 5/05/05                                                 160,000         159,919,734
UBS Finance Corp. 2.77%, 5/03/05                                                        45,000          44,954,603
                                                                                                   ----------------
                                                                                                       560,388,134
                                                                                                   ----------------
                                                                                        Shares

UBS Private Money Market Fund, LLC, 2.81%                                           61,005,653          61,005,653
                                                                                                   ----------------

Total INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(cost $621,393,787)                                                                                    621,393,787
                                                                                                   ----------------
Total Investments-128.4%
(cost $2,593,109,444)                                                                                2,789,314,494
Other assets less liabilities-(28.4%)                                                                 (617,623,472)
                                                                                                   ----------------
Net Assets-100%                                                                                    $ 2,171,691,022
                                                                                                   ----------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate market value of these securities amounted to $88,002,482 or 4.05% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt.
      GDR - Global Depositary Receipt.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005